Warrant Liability - Reconciliation of Fair Values (Details) $ in Thousands	12 Months Ended
Dec. 31, 2021 USD ($)
Disclosure of financial liabilities [line items]
Fair value at beginning	$ 0
Change in fair value of warrant liabilities	(27,811)
Fair value at ending	20,128
Tradeable Warrants | Level 1
Disclosure of financial liabilities [line items]
Fair value at beginning	0
Change in fair value of warrant liabilities	(12,506)
Fair value at ending	5,865
Non-Tradeable Warrants | Level 2
Disclosure of financial liabilities [line items]
Fair value at beginning	0
Change in fair value of warrant liabilities	(8,603)
Fair value at ending	4,035
Non-Tradeable Warrants | Level 3
Disclosure of financial liabilities [line items]
Fair value at beginning	0
Change in fair value of warrant liabilities	(6,702)
Fair value at ending	10,228
Alkuri Warrants
Disclosure of financial liabilities [line items]
Fair value of warrants upon issuance	31,009
Alkuri Warrants | Tradeable Warrants | Level 1
Disclosure of financial liabilities [line items]
Fair value of warrants upon issuance	18,371
Alkuri Warrants | Non-Tradeable Warrants | Level 2
Disclosure of financial liabilities [line items]
Fair value of warrants upon issuance	12,638
Alkuri Warrants | Non-Tradeable Warrants | Level 3
Disclosure of financial liabilities [line items]
Fair value of warrants upon issuance	0
AlbaCore Warrants
Disclosure of financial liabilities [line items]
Fair value of warrants upon issuance	16,930
AlbaCore Warrants | Tradeable Warrants | Level 1
Disclosure of financial liabilities [line items]
Fair value of warrants upon issuance	0
AlbaCore Warrants | Non-Tradeable Warrants | Level 2
Disclosure of financial liabilities [line items]
Fair value of warrants upon issuance	0
AlbaCore Warrants | Non-Tradeable Warrants | Level 3
Disclosure of financial liabilities [line items]
Fair value of warrants upon issuance	$ 16,930